Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
At beginning of year	£ 93	£ 77
Exchange differences	(3)	4
Acquisition of investments	12	13
Fair value movements	20	7
Disposal of investments		(8)
At end of year	122	93
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
At beginning of year	93
Exchange differences	(2)
Acquisition of investments	193
Fair value movements	20
At end of year	304	93
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	93	77
Exchange differences	(3)	4
Acquisition of investments	12	13
Fair value movements	20	7
Disposal of investments		(8)
At end of year	122	£ 93
Level 3 of fair value hierarchy [member] | Other receivable [member]
Disclosure of financial assets [line items]
Exchange differences	1
Acquisition of investments	181
At end of year	£ 182